Supplementary Financial Statement Information (Details) - Schedule of research and development expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of research and development expenses [Abstract]
Payroll and related expenses	$ 540	$ 394	$ 290
Depreciation	140	21	20
Total expenses	680	415	310
Less – grants received	(10)	(49)	(126)
Total	$ 670	$ 366	$ 184